Goodwill and Other Intangible Assets	12 Months Ended
Jul. 01, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The change in the carrying amount of the Company’s goodwill, is as follows:

	Coach	Stuart Weitzman	Total
	(millions)
Balance at June 27, 2015	$308.4	$125.8	$434.2
Acquisition of Stuart Weitzman Canada	—	24.6	24.6
Foreign exchange impact	38.5	(0.1)	38.4
Purchase accounting adjustment(1)	—	5.2	5.2
Balance at July 2, 2016	346.9	155.5	502.4
Foreign exchange impact	(22.4)	—	(22.4)
Purchase accounting adjustment(1)	—	0.5	0.5
Balance at July 1, 2017	$324.5	$156.0	$480.5

(1)	Refer to Note 7, "Acquisitions," for further information.
Intangible Assets
Intangible assets consist of the following:

	Fiscal Year Ended(1)
	July 1, 2017			July 2, 2016
	Gross Carrying Amount	Accum. Amort.	Net	Gross Carrying Amount	Accum. Amort.	Net
	(millions)
Intangible assets subject to amortization:
Customer relationships	$54.7	$(9.7)	$45.0	$54.7	$(5.8)	$48.9
Favorable lease rights, net	26.1	(7.1)	19.0	24.7	(3.6)	21.1
Total intangible assets subject to amortization	80.8	(16.8)	64.0	79.4	(9.4)	70.0
Intangible assets not subject to amortization:
Trademarks and trade names	276.8	—	276.8	276.8	—	276.8
Total intangible assets	$357.6	$(16.8)	$340.8	$356.2	$(9.4)	$346.8

(1)	Refer to Note 7, "Acquisitions," for further information.
As of July 1, 2017, the expected amortization expense for intangible assets is as follows:

Amortization Expense
(millions)
Fiscal 2018	$6.8
Fiscal 2019	6.7
Fiscal 2020	6.5
Fiscal 2021	6.1
Fiscal 2022	5.5
Thereafter	32.4
Total	$64.0

The expected future amortization expense above reflects remaining useful lives of 12.8 years for customer relationships and the remaining lease terms ranging from approximately six months to 8.3 years for favorable lease rights.